GOODWILL AND INTANGIBLE ASSETS, NET - Future amortization (Details)	Dec. 31, 2017 CNY (¥)
Estimated amortization expense
2018	¥ 6,104,222
2019	6,033,772
2020	6,033,772
2021	5,143,358
2022	¥ 2,368,813